Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues (includes related party revenue of $1,939, $38,809 and $27,444 for the years ended December 31, 2016, 2015 and 2014, respectively)	$ 190,524	$ 223,676	$ 227,356
Time charter and voyage expenses	(5,673)	(7,199)	(15,390)
Direct vessel expenses	(6,381)	(4,043)	(761)
Management fees (entirely through related parties transactions)	(59,209)	(56,504)	(50,359)
General and administrative expenses	(12,351)	(7,931)	(7,839)
Depreciation and amortization	(92,370)	(75,933)	(95,822)
Vessel impairment losses	(27,201)	0	0
Loss on sale of securities	(19,435)	0	0
Interest expense and finance cost, net	(31,247)	(31,720)	(28,761)
Interest income	541	222	243
Other income	14,523	5,232	47,935
Other expense	(4,270)	(3,995)	(1,749)
Net (loss)/ income	$ (52,549)	$ 41,805	$ 74,853
Earnings per unit:
Common unit (basic and diluted)	$ (0.62)	$ 0.48	$ 0.93